Document And Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity Registrant Name	NETSCOUT SYSTEMS, INC.
Entity Central Index Key	0001078075
Entity Emerging Growth Company	false
Entity File Number	000-26251
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-2837575
Entity Address, Address Line One	310 Littleton Road
Entity Address, City or Town	Westford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01886
City Area Code	978
Local Phone Number	614-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NTCT
Security Exchange Name	NASDAQ